Total
BNY Mellon Stock Index Fund, Inc.
Fund Summary
Investment Objective
The fund seeks to match the total return of the S&P 500® Index.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Stock Index Fund, Inc.	BNY Mellon Stock Index Fund, Inc. - Initial Shares		BNY Mellon Stock Index Fund, Inc. - Service Shares
Management fees	0.25%		0.25%
Distribution and/or service (12b-1) fees	none		0.25%
Shareholder services fees	none	[1]	none
Miscellaneous other expenses	0.02%		0.02%
Total other expenses	0.02%		0.02%
Total annual fund operating expenses	0.27%		0.52%
[1]	Amount was less than .01%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Stock Index Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
BNY Mellon Stock Index Fund, Inc. - Initial Shares	28	87	152	343
BNY Mellon Stock Index Fund, Inc. - Service Shares	53	167	291	653

Expense Example No Redemption - BNY Mellon Stock Index Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
BNY Mellon Stock Index Fund, Inc. - Initial Shares	28	87	152	343
BNY Mellon Stock Index Fund, Inc. - Service Shares	53	167	291	653

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 2.32% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund generally is fully invested in stocks included in the S&P 500® Index and in futures whose performance is tied to the index. The fund generally invests in all of the stocks in the S&P 500® Index in proportion to their weighting in the index.

Because the fund has expenses, performance will tend to be slightly lower than that of the S&P 500® Index. The fund attempts to have a correlation between its performance and that of the S&P 500® Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P 500® Index is an unmanaged index of the common stocks of 500 companies chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the S&P 500® Index generally must have market capitalizations of $15.8 billion or greater, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®," "Standard & Poor's 500®" and "S&P 500®" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Initial Shares

During the periods shown in the chart: Best Quarter Q2, 2020: 20.49% Worst Quarter Q1, 2020: -19.73%
Average Annual Total Returns (as of 12/31/23)
Average Annual Returns - BNY Mellon Stock Index Fund, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BNY Mellon Stock Index Fund, Inc. - Initial Shares	25.93%	15.38%	11.75%
BNY Mellon Stock Index Fund, Inc. - Service Shares	25.60%	15.09%	11.47%
S&P 500® Index reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%